Goodwill and Intangible Assets - Additional Information (Details)	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Investment return rate	5.00%
Bottom of range
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	2.50%
Top of range
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Insurance business | Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	6.80%
Insurance business | Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	12.80%
Non-insurance business | Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	8.40%
Non-insurance business | Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	15.20%